Investments in Equity Accounted Investees - Summary of Investments in Equity Accounted Investees (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Carrying amount of interest in equity accounted investees	₨ 53,852.4		₨ 46,060.1		$ 826.3
Current (held for sale)	4,973.5				76.3
Non current	48,878.9		46,060.1		750.0
Carrying amount of interest in equity accounted investees	53,852.4		46,060.1		826.3
Share of profit/(loss) in equity accounted investees	22,782.6	$ 349.6	14,930.0	₨ 5,774.7
Share of other comprehensive income in equity accounted investees	3,996.7	61.4	(3,087.0)	282.4
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	44,494.0		36,686.1		682.7
Share of profit/(loss) in joint venture	21,690.7	332.8	13,660.3	5,933.2
Share of other comprehensive income, currency translation differences	4,015.7	61.6	(2,801.6)	358.5
Other adjustments in material joint venture [Member]
Disclosure of joint ventures [line items]
Share of profit/(loss) in joint venture	(253.6)	(3.9)	(116.1)	(151.9)
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	25.0		647.7		0.4
Share of profit/(loss) in joint venture	162.5	2.5	276.5	207.4
Share of other comprehensive income, currency translation differences			(130.3)	8.4
Share of other comprehensive income in equity accounted investees			(130.3)
Immaterial associates [Member]
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates	9,333.4		8,726.3		$ 143.2
Share of profit/(loss) in immaterial associates	1,183.0	18.2	1,109.3	(214.0)
Share of other comprehensive income in immaterial associates	(113.8)	(1.7)	(40.0)	(84.5)
Share of other comprehensive income, currency translation differences	94.8	1.5	(115.1)
Share of other comprehensive income in equity accounted investees	₨ (19.0)	$ (0.3)	₨ (155.1)	₨ (84.5)